Other - Other General Expense and Other (Income) Expense (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Income and Expenses [Abstract]
Provisions for environmental matters - net	$ 9,330	$ 15,443	$ 42,932	$ 31,071
Loss (gain) on sale or disposition of assets		5,422	(30,564)	(803)
Total		$ 20,865	$ 12,368	$ 30,268